Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A - Public shares
Basic and diluted net loss per share	$ (0.26)	$ (0.16)		$ (0.53)
Class A - Private placement
Basic and diluted net loss per share	(0.26)	(0.16)		(0.53)
Class B - Common stock
Basic and diluted net loss per share	$ (0.26)	$ (0.16)	$ 0.00	$ (0.53)